Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	207,150.00
Total Offset Amount	95,635.99
Net Fee	111,514.01
Narrative - Max Aggregate Offering Price	$ 1,500,000,000.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true